Intangible assets and goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Intangible Assets Including Goodwill [Abstract]
Schedule of changes in intangible assets
Changes in the net book value of intangible assets for the nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	September 30, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470
Acquisition	—	—	—	—	—	65	65
Acquired from business combination	36,126	500	—	—	—	36,487	$73,113
Amortization	—	(28)	(1,762)	(554)	—	(1,283)	(3,627)
Translation differences	2,018	3	695	738	—	156	3,610
Ending balance	$433,948	$35,484	$5,130	$6,256	$—	$35,813	$516,631

	September 30, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Balance at January 1, 2024	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	13	—	—	—	5	18
Amortization	—	(2)	(1,712)	(538)	—	(86)	(2,338)
Translation differences	183	—	55	68	—	2	308
Ending balance	$396,887	$35,011	$7,228	$6,692	$—	$445	$446,263